Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income tax (benefit) expense	$ 0	$ 0	$ 0	$ 0	$ (385)	$ 0	$ 0
Valuation allowance on net deferred tax assets					38,500	20,700
Tax credits					10,005	4,403
Income tax interest and penalties accrued					$ 0	$ 0	$ 0
Cumulative stock change in ownership percentage					50.00%
Period for cumulative change in ownership					3 years
U.S. federal provision at statutory rate					21.00%	21.00%	21.00%
Operating loss carryforwards amount not subject to expiration					$ 272,500
Operating loss carryforwards amount subject to expiration					20,100
Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Income tax (benefit) expense					(400)
U.S Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					292,600
U.S Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credits					8,600
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					211,700
State | Research Tax Credit Carryforward | California
Operating Loss Carryforwards [Line Items]
Tax credits					$ 7,700